Reconciliation of Basic and Diluted Net Loss per Ordinary Share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Reconciliation of Basic and Diluted Net Loss per Ordinary Share

Note 11 — Reconciliation of Basic and Diluted Net Loss per Ordinary Share

In order to determine the net income (loss) attributable to both the redeemable shares and non-redeemable shares, the Company first considered the undistributed income (loss) allocable to both the redeemable ordinary shares and non-redeemable ordinary shares and the undistributed income (loss) is calculated using the total net income (loss) less any dividends paid. The Company then allocated the undistributed income (loss) ratably based on the weighted average number of shares outstanding between the redeemable and non-redeemable ordinary shares. Any remeasurement of the accretion to redemption value of the ordinary shares subject to possible redemption was considered to be deemed dividends and to reduce from net income (loss) in arriving at net income (loss) available to common shareholders. Accordingly, basic and diluted adjusted net loss per ordinary share is as follows:

	Years Ended December 31,
	2021	2020

Net (loss) income	$(615,039)	$25,302
Distribution of dividend warrants	(636,375)	-
Accretion of carrying value to redemption value	(1,000,068)	(2,209,552)
Net loss including accretion of carrying value to redemption value	$(2,251,482)	$(2,184,250)

	Year Ended December 31, 2021		Year Ended December 31, 2020
	Redeemable Ordinary Shares	Non-Redeemable Ordinary Shares	Redeemable Ordinary Shares	Non-Redeemable Ordinary Shares
Basic and diluted net loss per share:
Numerators:
Allocation of net loss including carrying value to redemption value	$(657,333)	$(1,594,149)	$(1,282,302)	$(901,948)
Denominators:
Weighted-average shares outstanding	1,320,217	3,201,758	4,551,951	3,201,758
Basic and diluted net loss per share	$(0.50)	$(0.50)	$(0.28)	$(0.28)